Supplemental cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,877,180
Changes from financing cash flows:
Dividends paid	(31,839)	$ (31,638)
Interest paid	(38,977)	(65,547)
Lease principal payments	(2,727)	(3,716)
Shares issued, stock option plan	26,771	5,375
Repayment of long-term debt	0	(400,000)
Proceeds of long-term debt	0	397,539
Total cash changes	(46,772)	(97,987)
Non-cash changes:
Amortization of issue costs	709
Dividends declared	31,839
Interest expense	38,557
Right-of-use asset additions	477
Other	(783)
Shares issued, stock option plan	6,876
Foreign exchange	(46)
Total non-cash changes	77,629
Ending balance	2,908,037	2,877,180
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	995,541
Changes from financing cash flows:
Total cash changes	0
Non-cash changes:
Amortization of issue costs	709
Total non-cash changes	709
Ending balance	996,250	995,541
Interest payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,978
Changes from financing cash flows:
Interest paid	(38,789)
Total cash changes	(38,789)
Non-cash changes:
Interest expense	38,369
Total non-cash changes	38,369
Ending balance	3,558	3,978
Lease obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,951
Changes from financing cash flows:
Interest paid	(188)
Lease principal payments	(2,727)
Total cash changes	(2,915)
Non-cash changes:
Interest expense	188
Right-of-use asset additions	477
Other	(783)
Foreign exchange	(46)
Total non-cash changes	(164)
Ending balance	4,872	7,951
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Changes from financing cash flows:
Dividends paid	(31,839)
Total cash changes	(31,839)
Non-cash changes:
Dividends declared	31,839
Total non-cash changes	31,839
Ending balance	0	0
Share capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,869,710
Changes from financing cash flows:
Shares issued, stock option plan	26,771
Total cash changes	26,771
Non-cash changes:
Shares issued, stock option plan	6,876
Total non-cash changes	6,876
Ending balance	$ 1,903,357	$ 1,869,710